SSgA Funds
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Tel: 206.505.7877
Fax: 206.505.1559

Refer To: Carla Anderson

Direct Line: 206-505-4345

E-Mail: CLANDERSON@RUSSELL.COM

January 5, 2012	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

450 - 5th Street N.W.

Judiciary Plaza

Washington, D.C. 20549

RE:	SSgA Funds (The “Registrant”)
“Sticker” Supplement Pursuant to Rule 497(e)
of the Securities Act of 1933, as amended
File No. 33-19229
811-5430

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed with the Securities and Exchange Commission on December 14, 2011 to the prospectus dated December 14, 2011 for the SSgA Enhanced Small Cap Fund (the “Fund”), a series of the Registrant. The 497(e) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.

Please contact the undersigned with any questions.

Sincerely,

/s/ Carla Anderson

Carla Anderson

Assistant Secretary